Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
Entity Central Index Key	0000702172
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 24, 2021
Document Effective Date	Mar. 31, 2021
Prospectus Date	Mar. 31, 2021
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Dreyfus Class Prospectus | General Government Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GGDXX
Dreyfus Class Prospectus | General Treasury Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GTFXX